Government Financial Incentives - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Government Grant [Line Items]
Government financial incentives	$ 7,394,816	44,766,000	63,644,000	47,746,000